RELATED PARTY TRANSACTIONS (Schedule of Advertising Equipment Sales (to) from Investee Companies) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Line Items]
Advertising service revenue and equipment revenue	$ 1,955,164	$ 2,242,573	$ 747,550
Advertising equipment purchases (sales), net	(1,955,164)	(2,242,573)	(747,550)
Advertising equipment purchases from related parties	33,179	648,935	693,614
Chengdu Mobile [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Advertising equipment purchases (sales), net			(564)
DMG Chongqing [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Advertising equipment purchases (sales), net	(931,444)	(1,139,078)	(746,587)
Hubei Mobile [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Advertising equipment purchases (sales), net		(1,102)	(399)
Jilin Mobile [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Advertising equipment purchases (sales), net		(226)
Ningbo Mobile [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Advertising equipment purchases (sales), net	(254,931)	(296,040)
Shenzhen Deshan [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Advertising equipment purchases (sales), net	$ (768,789)	$ (806,127)